Business, Basis of Presentation and Business Combinations (Details 1) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Patents, net	$ 296,611	$ 628,776
Prostascint Business [Member]
Finite-Lived Intangible Assets [Line Items]
2017	159,000
2018	159,000
2019	159,000
2020	159,000
2021	159,000
Thereafter	616,000
Patents, net	1,411,000
Primsol Business [Member]
Finite-Lived Intangible Assets [Line Items]
2017	245,000
2018	245,000
2019	245,000
2020	245,000
2021	245,000
Thereafter	72,000
Patents, net	$ 1,297,000